Sanctions - Additional Information (Detail) - 12 months ended Dec. 31, 2017 $ in Thousands	CLP ($) Fine	CLF ( ) Fine	CLF ( )
Superintendency of Electricity and Fuels [Member] | GasAtacama Chile S.A. [Member]
Disclosure Of Contingent Liabilities [Line Items]
Legal claim amount	$ 5,541,960		120,000
Legal claim amount paid	18,492	400
Tarapaca’s Secretary of Health Ministry [Member] | GasAtacama Chile S.A. [Member]
Disclosure Of Contingent Liabilities [Line Items]
Legal claim amount	$ 23,347		500
Number of fines	3	3
Enel Generacion Chile S.A. [Member] | Biobío’s Secretary of Health Ministry [Member]
Disclosure Of Contingent Liabilities [Line Items]
Legal claim amount	$ 23,347		500
Enel Generacion Chile S.A. [Member] | Antofagasta’s Health Secretary [Member]
Disclosure Of Contingent Liabilities [Line Items]
Legal claim amount	9,339		200
Enel Generacion Chile S.A. [Member] | Coquimbo’s Secretary of Health Ministry [Member]
Disclosure Of Contingent Liabilities [Line Items]
Legal claim amount	$ 23,347		500